Capital Stock (Details)				3 Months Ended			12 Months Ended
	Feb. 24, 2016 USD ($) $ / shares	Apr. 28, 2015 $ / shares shares	Apr. 09, 2015 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 28, 2014 USD ($) $ / shares shares	Dec. 29, 2013 shares	Oct. 13, 2014 USD ($)	Jul. 14, 2014 $ / shares	Dec. 31, 2012 USD ($) $ / shares shares
Class of Stock [Line Items]
Treasury stock issued, shares				7,670,216			7,670,216	975,594
Preferred stock authorized for issuance, shares				40,000,000			40,000,000	40,000,000
Registration Rights Agreement, Demand Registration, Holder Rights Percentage												5.00%
Registration Rights Agreement, Aggregate Proceeds Expected to be Received, Benchmark Amount | $												$ 100,000,000
Registration Rights Agreement, Registration Payment Percent of Market Capitalization												2.50%
Treasury stock acquired, shares							6,569,056	1,101,160
Treasury stock acquired, value | $							$ 332,000,000	$ 68,000,000
Treasury stock acquired, price per share | $ / shares							$ 50.59	$ 61.58
Treasury stock placed in trades and settled in 2015, shares							125,566
Treasury stock placed in trades and settled in 2015 | $							$ 7,600,000
Dividends, Common Stock, Cash | $				$ 23,555,000	$ 23,620,000	$ 24,100,000	$ 71,275,000
Preferred stock par value, per share | $ / shares				$ 0.001			$ 0.001	$ 0.001
Warrant
Class of Stock [Line Items]
Warrants issued, shares				291,309			291,309					16,789,972
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 0.001
Common Class A
Class of Stock [Line Items]
Common stock issued, shares				100,015,546			100,015,546	95,708,401				78,754,269
Common Stock, Conversion Ratio							1
Common stock converted, shares issued							2,432,478	772,042	1,389,119
Class Of Warrant Or Right, Number of Warrants Exercised							1,718,652	4,875,048	9,904,963
Warrant exercises, shares							1,718,645	4,850,072	9,786,411
Common stock authorized for issuance, shares				1,000,000,000			1,000,000,000	1,000,000,000
Shares Sold During Public Offering, Including Existing Shareholders		9,240,073
Shares Issued, Price Per Share | $ / shares		$ 56.00
Outstanding common stock authorized for repurchase | $										$ 400,000,000
Common stock par value, per share | $ / shares				$ 0.001			$ 0.001	$ 0.001			$ 0.001
Common Class A | Unrestricted Stock Awards
Class of Stock [Line Items]
Common stock issued, shares				9,536			9,536	5,682	4,077
Common Class B
Class of Stock [Line Items]
Common stock issued, shares				5,605			5,605	2,438,083				4,455,767
Common Stock, Conversion Ratio							1
Common stock conversion, shares							2,432,478	772,042	1,389,119
Warrant exercises, shares							0	24,944	118,533
Common stock authorized for issuance, shares				1,000,000,000			1,000,000,000	200,000,000
Common stock par value, per share | $ / shares				$ 0.001			$ 0.001	$ 0.001			$ 0.001
Preferred Stock
Class of Stock [Line Items]
Preferred stock authorized for issuance, shares				40,000,000			40,000,000
Oaktree Group
Class of Stock [Line Items]
Number of demand registrations							5
JP Morgan
Class of Stock [Line Items]
Number of demand registrations							3
Angelo Gordon & Co. LP [Member]
Class of Stock [Line Items]
Number of demand registrations							3
Special Cash Dividend
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared | $ / shares							$ 6.73
Common Stock, Dividends, Per Share, Cash Paid | $ / shares			$ 6.73
Dividends, Common Stock, Cash | $			$ 649,000,000
Regular Cash Dividend
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared | $ / shares				$ 0.25	$ 0.25	$ 0.25	$ 0.75
Subsequent Event | Common Class A
Class of Stock [Line Items]
Outstanding common stock authorized for repurchase | $	$ 400,000,000
Subsequent Event | Regular Cash Dividend
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared | $ / shares	$ 0.25